Note 03 - Income Taxes, Domestic and international income tax benefit (expense) breakdown (Detail) (USD $) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Brazil:
Current	$ (2,067)	$ (2,487)
Deferred	(2,186)	(432)
Total	(4,253)	(2,919)
International:
Current	146	(134)
Deferred	(74)	6
Total	72	(128)
Total income tax expense	$ (4,181)	$ (3,047)